COMMITMENTS AND CONTINGENT LIABILITIES (Asset Retirement Obligations) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 segments years manufacturingsites countries products brinesandwells wells employees	Dec. 31, 2009
Loss Contingencies [Line Items]
Conditional Asset Retirement Obligations Carrying Value	$ 40	$ 41
Asset retirement obligation discount rate	1.78%	2.45%
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning balance	101	106
Additional accruals	6	7
Assumed from Rohm and Haas		13	[1]
Sold with Salt Business		(12)	[2]
Liabilities settled	(10)	(21)
Accretion expense	1	1
Revisions in estimated cash flows	1	1
Other	0	6
Asset retirement obligation, ending balance	$ 99	$ 101
Number Of Underground Storage Well Without Conditional Asset Retirement Obligation	60
Number Of Underground Brine Well Without Conditional Asset Retirement Obligation	130
Number Of Manufacturing Sites	188
Number Of Countries With Manufacturing Sites Of Company	35

[1]	See Note D.
[2]	See Note E.